1933 Act File No. 33-40428
                                                      1940 Act File No. 811-6309

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                           ---

      Pre-Effective Amendment No.         ................................. _
                                  --------                                 ---

      Post-Effective Amendment No.  14 .................................... X
                                   ----                                    ---

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X

      Amendment No.  14 ................................................... X
                    ----                                                   ---

                                   RIGGS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7910
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) _X on August 31, 1999 pursuant to paragraph (b)(1)(iii) __ 60 days after filing pursuant to paragraph
(a) (i)
    on pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

 X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

PART C.  OTHER INFORMATION.

Item 23. Exhibits:
              (a)  Conformed Copy of Declaration of Trust of the Registrant; (1)
             (i)Conformed copy of Amendment No. 3 (dated
              December 15, 1993) to Registrant's Declaration of Trust; (8)
             (ii) Conformed copy of Amendment No. 4 (dated
              November 16, 1994) to Registrant's Declaration of Trust; (8)
             (iii) Conformed copy of Amendment No. 5 (dated
              August 23, 1995) to Registrant's Declaration of Trust;(8)
      (b)  Copy of By-Laws of the Registrant;(1)
      (c) (i) Copy of Specimen Certificate for Shares of Beneficial Interest of RIMCO Monument U.S. Treasury Money Market Fund, RIMCO Monument Bond Fund and RIMCO Monument Stock Fund;(2) (ii) Copy of Specimen Certificate for Shares of Beneficial Interest of RIMCO Monument Small Capitalization Equity Fund;(6) (iii) Copy of Specimen Certificate for Shares of Beneficial Interest of RIMCO Monument Prime Money Market Fund - Class A Shares and Class B Shares; (8)
      (d) Conformed copy of Investment Advisory Contract of the Registrant and Exhibits A through E of the Investment Advisory Contract; (7)
      (e) Conformed copy of Distributor's Contract of the Registrant and Exhibits A and B thereto; (7) (i) Conformed copy of Exhibit C to Registrant's Distributor's Contract;(10) (ii) Conformed copy of Exhibits D & E to Registrant's Distributor's Contract; (13)


 + All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed May 9, 1991. (File Nos. 33-40428 and 811-6309).

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and 811-6309).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 27, 1995. (File Nos. 33-40428 and 811-6309).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed October 10, 1995. (File Nos. 33-40428 and 811-6309).

10.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 10 on Form N-1A filed June 26, 1997. (File Nos. 33-40428 and 811-6309).

13.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 13 on Form N-1A filed June 18, 1999. (File Nos. 33-40428 and 811-6309).

(f)  Not applicable;
(g) Conformed copy of Custodian Agreement of the Registrant;(1) (i) Copy of Custodial Compensation;(11)
      (ii) Conformed copy of Custody Agreement between Riggs Bank N.A and The Bank of New York dated June 8, 1998; (13) (h) (i) Conformed copy of Transfer Agency and Service Agreement of the Registrant;(5)
      (ii) Conformed copy of Administrative Services
              Agreement; (5)
      (iii) Conformed copy of Shareholder Services Agreement;(12) (iv) Conformed Copy of Shareholder Services Plan;(12)
(i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (9) (j) Auditors' Consent;(12) (k) Not applicable; (l) Conformed copy of Initial Capital Understanding; (9) (m) (i) Conformed copy of Rule 12b-1 Distribution Plan; (8)
      (ii) Conformed copy of Exhibits B & C to the Distribution Plan;(13) (iii) Copy of Registrant's Rule 12b-1 Agreement; (8)
(n)  Copy of Financial Data Schedules;(12)

Item 24.  Persons Controlled by or Under Common Control with Registrant:

          None


+ All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed May 9, 1991. (File Nos. 33-40428 and 811-6309).

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 on Form N-1A filed August 26, 1992. (File Nos. 33-40428 and 811-6309).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed October 10, 1995. (File Nos. 33-40428 and 811-6309).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 27, 1996. (File Nos. 33-40428 and 811-6309).

11.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 11 on Form N-1A filed April 24, 1998. (File Nos. 33-40428 and 811-6309).

12.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 12 on Form N-1A filed June 29, 1998. (File Nos. 33-40428 and 811-6309).

13.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 13 on Form N-1A filed June 18, 1999. (File Nos. 33-40428 and 811-6309).

(o) (i) Conformed copy of Registrant's Multiple Class Plan;(10) (ii) Conformed copy of Registrant's Multiple Class Plan, as Amended, Effective May 16, 1996;(10)
      (iii) Conformed copy of Registrant's Multiple Class Plan, as amended, effective July 1, 1998;(13) (iv) Conformed copy of Multiple Class Plan, as amended, effective September 1, 1998; (13)
(p)  (i)       Conformed copy of Power of Attorney;(12)
     (ii)     Conformed copy of Power of Attorney of John S. Walsh, Trustee;(13)

Item 25.  Indemnification: (2)

Item 26.  Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser, see the section entitled "Who Manages the Funds?" in Part A. The business address of each of the Officers of the investment adviser is: Riggs Investment Management Corp., 800 17th Street, N.W., Washington, D.C. 20006-3950















2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and 811-6309).

10.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 10 on Form N-1A filed June 26, 1997. (File Nos. 33-40428 and 811-6309).

12.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 12 on Form N-1A filed June 29, 1998. (File Nos. 33-40428 and 811-6309).

13.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 13 on Form N-1A filed June 18, 1999. (File Nos. 33-40428 and 811-6309).




The Officers and Directors of the Investment Adviser are:

                                                                        Other Substantial
                                                                        Business, Profession,
Name                              Position with Adviser                 Vocation or Employment
--------------------------------- ------------------------------------- ---------------------------------------

Timothy C. Coughlin               Director - Board                      President, Riggs National
                                                                        Corporation; Vice Chairman,
                                                                        Riggs Bank N.A.

Henry A. Dudley, Jr.              Director - Board                      Senior Executive Vice President,
                                                                        Riggs & Co., a division of Riggs
                                                                        Bank N.A.

Lawrence I. Hebert                Director - Board                      Director, Riggs National Corporation, Riggs
                                                                        Bank N.A., Riggs AP Bank Limited, Allied
                                                                        Capital II Corp.; President and Vice
                                                                        Chairman of Allbritton Communications and
                                                                        Perpetual Corporation and Westfield News
                                                                        Advertiser, Inc.

Philip D. Tasho                   Chairman of the Board                 Executive Director, Riggs &
                                  Directors, Chief                      Co., a division of Riggs Bank
                                  Executive                             N.A.
                                  Officer and Chief
                                  Investment Officer


Ronald A. Marsilia                 President and Chief                  Managing Director, Riggs &
                                   Operating Officer and                Co., a division of Riggs
                                   Director - Board                     Bank N.A.

Nathan Reischer                    Director - Fixed Income, Chief       Managing Director, Riggs & Co., a division
                                    Fixed Income Strategist and         of Riggs Bank N.A.
                                    Director-Board

Timothy M. Williams                Treasurer and Director               Managing Director, Riggs &
                                   of Compliance                        Co., a division of Riggs Bank N.A.



Owen B. Burman                     Director -                           Director, Riggs & Co., a
                                   Equity Research                      division of Riggs Bank N.A.


Sean C. Fallon                     Director -                           Director, Riggs & Co., a
                                   Performance & Fixed                  division of Riggs Bank N.A.
                                   Income Research


Rainier D. Flores                  Director -                           Assistant Director, Riggs & Co., a division
                                   Operations                           of Riggs Bank N.A.






                                                                        Other Substantial
                                                                        Business, Profession,
Name                               Position with Adviser                Vocation or Employment
---------------------------------- ------------------------------------ ----------------------------------------------

Weijiang Ga                        Assistant Director -                 Assistant Director, Riggs &
                                   Performance Measurement              Co., a division of Riggs Bank N.A.


Philip S. Brown                    Director - Client                    Director, Riggs & Co., a
                                   Services                             division of Riggs Bank N.A.


Danna Maller                       Director - Marketing                 Assistant Director, Riggs &
                                                                        Co., a division of Riggs Bank N.A.

Joseph E. Konrad                   Director-Technology                  Director, Riggs & Co., a division of Riggs
                                                                        Bank, N.A.


Christine J. Kyle                  Director - Equity Trading            Director, Riggs & Co, a division of Riggs
                                                                        Bank N.A.

Micheal C. Sahakian                Assistant Director-Client Services   Assistant Director, Riggs & Co., a division
                                                                        of Riggs Bank N.A.

Spencer C. Smith                   Assistant Director-Marketing         Assistant Director, Riggs & Co., a division
                                                                        of Riggs Bank N.A.

Elizabeth Shephard Farrar          Assistant Director-Client Services   Assistant Director, Riggs & Co., a division
                                                                        of Riggs Bank N.A.

Colleen H. Doremus                 Fixed Income Management Officer and  Director, Riggs & Co., a division of Riggs
                                    Director                            Bank N.A.

Jeoffrey Strobel                   Director, Marketing                  Assistant Director, Riggs & Co., a division
                                                                        of Riggs Bank N.A.

Item 27.  Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,  acts as  principal  underwriter  for the  following  ....  open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Director, Chairman, Chief                        Vice President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Treasurer
Federated Investors Tower                  President,
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas P. Moretti                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                  (c) Not applicable.


Item 28.  Location of Accounts and Records:
                All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:




                Registrant                                      5800 Corporate Drive
                                                                Pittsburgh, PA  15237-  7010

                Federated Shareholder Services                  Federated Investors Tower
                 Company                                        1001 Liberty Avenue
                ("Transfer Agent, Dividend                      Pittsburgh, PA  15222-3779
                Disbursing Agent and Portfolio
                Recordkeeper")

                Federated Services Company                      Federated Investors Tower
                ("Administrator")                               Pittsburgh, PA  15222-3779
                Riggs Investment Management                     800 17th Street, N.W.
                Corp. ("Adviser")                               Washington, D.C. 20006-3950

                Riggs Bank N.A.                                 RIMCO Funds
                ("Custodian")                                   1120 Vermont Avenue, N.W.
                                                                Washington, D.C. 20005-3598

Item 29.  Management Services:  Not applicable.

Item 30.  Undertakings:

                Registrant hereby undertakes to comply with the provisions of
                Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, RIGGS FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 11th day of August 11, 1999.

                                                              RIGGS FUNDS
                           BY: /s/C. Grant Anderson
                           C. Grant Anderson, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           August 11, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:




      NAME                                           TITLE                                       DATE

By:   /s/C. Grant Anderson
      C. Grant Anderson                           Attorney In Fact                      August 11, 1999
      ASSISTANT SECRETARY                         For the Persons
                                                  Listed Below

      NAME                                           TITLE

John F. Donahue*                                  Chairman and Trustee
                                                  (Chief Executive Officer)

Edward C. Gonzales*                               President, Treasurer
                                                  and Trustee
                                                  (Principal Financial and
                                                  Accounting Officer)

Thomas G. Bigley*                                 Trustee
Nicholas P. Constantakis                          Trustee
John T. Conroy, Jr.*                              Trustee
William J. Copeland*                              Trustee
James E. Dowd*                                    Trustee
Lawrence D. Ellis, M.D.*                          Trustee
Edward L. Flaherty, Jr.*                          Trustee
Peter E. Madden*                                  Trustee
John E. Murray, Jr.*                              Trustee
Wesley W. Posvar*                                 Trustee
Marjorie P. Smuts*                                Trustee
* By Power of Attorney